SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Tax indemnification (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2023
Accounting Policies [Abstract]
Unrecognized tax benefit, uncertain tax position	$ 4.7	$ 4.7	$ 4.7